Non Purchased Loans - Composition of Net Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Loan Losses	$ (4,735)	$ (3,755)	$ (3,372)	$ (3,019)
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Loan Losses	(3,885)	(3,075)	(2,845)	(2,151)
Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Loan Losses	(611)	(371)	(222)	(347)
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Loan Losses	(239)	(309)	$ (305)	$ (521)
Financial assets non purchased loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	588,475	476,445
Unearned Income	(1)	(8)
Allowance for Loan Losses	(4,735)	(3,755)
Loans, net	583,739	472,682
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	459,448	377,258
Total Gross Loans	459,448	377,258
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	42,677	66,428
Total Gross Loans	42,677	66,428
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,616	15,595
Total Gross Loans	15,616	15,595
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	94,280	87,631
Total Gross Loans	94,280	87,631
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	306,875	207,604
Total Gross Loans	306,875	207,604
Financial assets non purchased loans [Member] | Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	116,220	85,294
Total Gross Loans	116,220	85,294
Financial assets non purchased loans [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	115,679	84,611
Total Gross Loans	115,679	84,611
Financial assets non purchased loans [Member] | Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	541	683
Total Gross Loans	541	683
Financial assets non purchased loans [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	12,807	13,893
Financial assets non purchased loans [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	1,878	1,833
Financial assets non purchased loans [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	$ 10,929	$ 12,060